STOCKHOLDERS' (DEFICIT) EQUITY - Summary of the status of the Company's outstanding series B preferred stock warrants (Details 6) - Series B Preferred Stock Warrants	12 Months Ended
Dec. 31, 2014 $ / kg shares
Preferred Stock warrants
Outstanding and exercisable at beginning of year | shares
Granted | shares	1,170,000
Exercised | shares
Expired | shares
Outstanding and exercisable at September 30, 2015 | shares	1,170,000
Weighted Average Exercise Price
Outstanding and exercisable at beginning of year | $ / kg
Granted | $ / kg	3.00
Exercised | $ / kg
Expired | $ / kg
Outstanding and exercisable at September 30, 2015 | $ / kg	3.00